STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
OPERATING ACTIVITIES
Royalties received	$ 33,997,720	$ 31,195,990	$ 17,841,808
Interest received	5,412	17,033	17,901
Expenses paid	(887,998)	(854,432)	(843,818)
NET CASH FROM OPERATING ACTIVITIES	33,115,134	30,358,591	17,015,891
INVESTING ACTIVITIES
Maturities of U.S. Government securities	767,400	2,180,000	329,000
Purchases of U.S. Government securities	(572,327)	(998,374)	(1,839,094)
NET CASH FROM (USED FOR) INVESTING ACTIVITIES	195,073	1,181,626	(1,510,094)
FINANCING ACTIVITY
Distributions to unitholders	(31,750,424)	(31,291,223)	(9,315,207)
NET CHANGE IN CASH AND CASH EQUIVALENTS	1,559,783	248,994	6,190,590
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	8,693,691	8,444,697	2,254,107
CASH AND CASH EQUIVALENTS, END OF YEAR	10,253,474	8,693,691	8,444,697
RECONCILIATION OF NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Net income	33,237,332	32,463,194	12,423,662
Decrease (increase) in accrued income receivable	(155,194)	641,152	1,848,040
Decrease (increase) in prepaid expense	(3,560)	(19,785)	1
Increase (decrease) in accrued expenses	36,556	44,030	(25,812)
(Decrease) increase in deferred royalty revenue		(2,770,000)	2,770,000
NET CASH FROM OPERATING ACTIVITIES	33,115,134	30,358,591	17,015,891
NON CASH FINANCING ACTIVITY
Distributions declared	$ 9,971,208	$ 8,528,006	$ 7,216,005